UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended						9 Months Ended				12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022
Formation and operational costs	$ 518,084			$ 1,129,361			$ 1,668,105	$ 2,394,702	$ 282,671		$ 3,594,967
Loss from operations	(518,084)			(1,129,361)			(1,668,105)	(2,394,702)	(282,671)		(3,594,967)
Other (expense) income:
Interest expense											(125,980)
Change in fair value											(86,307)
Change in fair value of PIPE Forward Contract Derivative	700,506						170,666				(170,666)
Interest earned on investment held in Trust Account	104,413			391,628			301,860	470,150	1,970		922,644
Total other (expense) income	596,371			391,628			115,300	470,150	1,970		539,691
Income (loss) before provision for income taxes	78,287			(737,733)			(1,552,805)	(1,924,552)	(280,701)		(3,055,276)
Provision for income taxes				(83,026)				(83,026)			(187,225)
Net income (loss)	$ 78,287	$ 263,550	$ (1,894,642)	$ (820,759)	$ (659,459)	$ (527,360)	$ (1,552,805)	$ (2,007,578)	$ (280,701)		$ (3,242,501)
Basic weighted average shares outstanding	4,183,123			14,932,000			4,177,427	14,932,000	3,981,054		12,741,219
Diluted weighted average shares outstanding	4,183,123			14,932,000			4,177,427	14,932,000		3,981,054	12,741,219
Basic net income (loss) per share	$ 0.02			$ (0.05)			$ (0.37)	$ (0.13)	$ (0.07)		$ (0.25)
Diluted net income (loss) per share	$ 0.02			$ (0.05)			$ (0.37)	$ (0.13)		$ (0.07)	$ (0.25)
Bridge Notes
Other (expense) income:
Interest expense	$ (133,139)						$ (399,415)
Change in fair value	(28,838)						123,265
Investor Note
Other (expense) income:
Interest expense	(51,368)						(82,773)
Change in fair value	$ 4,796						$ 1,697